OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES [Abstract]
Current other liabilities	$ 449	$ 1,806
Long-term other liabilities	$ 242	$ 691